Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade account receivables

The average rate considered in calculating the present value of accounts receivable recorded in the long term is 0.19% (0.22% on December 31, 2020).

	2021	2020
Trade accounts receivable	3,253,207	3,180,661

Gross accounts receivables	4,000,026	3,831,921

Billed services	2,107,682	2,039,403
Unbilled services	849,762	817,669
Network use (interconnexion)	504,333	399,083
Goods sold	521,362	552,962
Contractual assets (note 23)	15,340	14,914
Other accounts receivable	1,547	7,890

Provision for expected credit losses	(746,819)	(651,260)

Current portion	(3,066,906)	(3,051,834)
Non-current portion	186,301	128,827

Schedule of changes in the allowance for doubtful accounts

The movement of the provision for loss on expected settlement credits, accounted for as an asset reduction account, was as follows:

	2021	2020

Opening balance	651,260	774,077
Supplement to expected losses	544,642	552,817
Write-off of provision	(449,083)	(675,634)

Closing Balance	746,819	651,260

Schedule of aging of accounts receivable

The aging of accounts receivable is as follows:

	2021	2020

Total	4,000,026	3,831,921

Undue	2,895,999	2,785,469
Overdue up to (days):
30	246,195	248,955
60	100,027	84,218
90	77,280	71,635
>90	680,525	641,644